Note 28 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
	2018	2017	2016
Segment operating income (loss)	(1,315)	(2,027)	392
Financial income (expense), net	797	2,643	3,949
Foreign Currency exchange (losses) gains, net	538	(909)	103
Income tax (expense) credit	(358)	(388)	(602)
Consolidated net profit (loss)	(338)	(681)	3,842

Schedule of Segment Reporting Information, by Segment [Table Text Block]
	HIFU Division	UDS Division	Reconciling Items (1)	Total consolidated
2018
Sales of goods	5,494	19,576	–	25,070
Sales of RPPs & leases	3,750	1,336	–	5,086
Sales of spare parts and services	1,780	7,227	–	9,007
Total sales	11,025	28,139	–	39,163
External other revenues	19	–	–	19
Total revenues	11,044	28,139		39,183
Total COS	(5,312)	(16,954)	–	(22,266)
Gross profit	5,732	11,185	–	16,917
R&D expenses	(2,394)	(1,694)	–	(4,088)
Selling and marketing expenses	(4,628)	(5,923)	–	(10,551)
G&A expenses	(1,036)	(1,311)	(1,246)	(3,593)
Total expenses	(8,057)	(8,928)	(1,246)	(18,232)
Operating income (loss) from operations	(2,325)	2,257	(1,246)	(1,315)
Total Assets	13,648	29,849	5,243	48,740
Capital expenditures	1,154	775	–	1,928
Long-lived assets	2,855	5,158	–	8,013
Goodwill	645	1,767	–	2,412
	HIFU Division	UDS Division	Reconciling Items (1)	Total consolidated
2017
Sales of goods	4,232	18,348	–	22,580
Sales of RPPs & leases	3,800	1,295	–	5,095
Sales of spare parts and services	1,445	6,566	–	8,011
Total sales	9,477	26,209	–	35,686
External other revenues	36	24	–	60
Total revenues	9,513	26,233		35,746
Total COS	(4,732)	(16,207)	–	(20,938)
Gross profit	4,782	10,026	–	14,808
R&D expenses	(2,469)	(1,413)	–	(3,881)
Selling and marketing expenses	(4,004)	(5,521)	–	(9,526)
G&A expenses	(1,009)	(1,057)	(1,362)	(3,428)
Total expenses	(7,482)	(7,991)	(1,362)	(16,835)
Operating income (loss) from operations	(2,701)	2,035	(1,362)	(2,027)
Total Assets	11,333	27,803	7,761	46,897
Capital expenditures	1,190	928	–	2,118
Long-lived assets	2,804	4,278	–	7,082
Goodwill	645	1,767	–	2,412
	HIFU Division	UDS Division	Reconciling Items (1)	Total consolidated
2016
Sales of goods	9,382	14,664	–	24,045
Sales of RPPs & leases	3,547	1,359	–	4,906
Sales of spare parts and services	862	5,766	–	6,628
Total sales	13,791	21,789	–	35,579
External other revenues	28	4	–	32
Total revenues	13,819	21,792		35,611
Total COS	(5,710)	(13,490)	–	(19,200)
Gross profit	8,109	8,302	–	16,411
R&D expenses	(2,452)	(1,416)	–	(3,868)
Selling and marketing expenses	(3,888)	(4,968)	–	(8,856)
G&A expenses	(804)	(1,177)	(1,315)	(3,296)
Total expenses	(7,144)	(7,560)	(1,315)	(16,019)
Operating income (loss) from operations	964	742	(1,315)	392
Total Assets	11,680	24,202	10,709	46,591
Capital expenditures	1,013	608	–	1,621
Long-lived assets	1,775	3,812	192	5,779
Goodwill	645	1,767	–	2,412